Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,498,402,500.00
Previously Paid Amount	0.00
Total Fee Amount	206,929.39
Total Offset Amount	0.00
Net Fee	206,929.39
Narrative - Max Aggregate Offering Price	$ 1,498,402,500.00
Final Prospectus	true